Severance, Restructuring, and Acquisition Integration Activities (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Severance, Restructuring and Integration Costs by Segment
The following tables summarize the costs by segment of the various programs described above:

Year Ended December 31, 2016	Severance	Other Restructuring and Integration Costs	Total Costs
		(In thousands)
Broadcast Solutions	$(116)	$10,530	$10,414
Enterprise Solutions	636	11,326	11,962
Industrial Solutions	2,828	7,095	9,923
Network Solutions	3,734	2,737	6,471
Total	$7,082	$31,688	$38,770
Year Ended December 31, 2015
Broadcast Solutions	$16,694	$22,384	$39,078
Enterprise Solutions	(186)	909	723
Industrial Solutions	3,309	2,919	6,228
Network Solutions	(716)	1,857	1,141
Total	$19,101	$28,069	$47,170
Year Ended December 31, 2014
Broadcast Solutions	$20,025	$28,532	$48,557
Enterprise Solutions	2,183	1,135	3,318
Industrial Solutions	9,732	2,221	11,953
Network Solutions	5,314	1,685	6,999
Total	$37,254	$33,573	$70,827

Summary of Severance Activity
The table below sets forth the activity that occurred for the programs described above with significant severance costs. The balances are included in accrued liabilities.

	Grass Valley Restructuring	Industrial and Network Solutions Restructuring
	(In thousands)
Balance at December 31, 2015	$12,076	$2,947
New charges	886	2,919
Cash payments	(4,404)	(1,967)
Foreign currency translation	167	94
Other adjustments	(1,528)	—
Balance at April 3, 2016	$7,197	$3,993
New charges	251	1,489
Cash payments	(3,356)	(1,685)
Foreign currency translation	(13)	(42)
Other adjustments	(360)	—
Balance at July 3, 2016	$3,719	$3,755
New charges	148	1,287
Cash payments	(1,945)	(743)
Foreign currency translation	32	51
Other adjustments	(262)	—
Balance at October 2, 2016	$1,692	$4,350
New charges	749	885
Cash payments	(829)	(645)
Foreign currency translation	(90)	(259)
Balance at December 31, 2016	$1,522	$4,331